Acquisition of SPHSA (Details Textual)	12 Months Ended	1 Months Ended
	Dec. 31, 2013	May 23, 2013 SPHSA Subsidiary co [Member] USD ($)	May 23, 2013 SPHSA Subsidiary co [Member] ZAR	Aug. 16, 2012 Pending Acquisition Of Sphsa [Member] USD ($)
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage				100.00%
Loans given by subsidiary company				$ 2,000,000
Noncash or Part Noncash Acquisition, Description	The purchase price for the shares of SPHSA under the offer was ZAR 4,000 (approximately $500.00) per share of SPHSA. The Acquisition Agreement provided that SPI would settle the purchase price it paid for the shares of SPHSA in shares of SPI in the ratio of (i) 1,000 common shares of SPI for each share of SPHSA and (ii) 1,000 common shares of SPI for each ZAR 4,000 in principal amount of loans owed by SPHSA to its shareholders.
Business Combination Share Exchanged rate		4,000	4,000
Issuance Of Common Stock (Unaudited) (In Shares)		6,865	6,865
share exchange rate for each share held by shareholders		1,000	1,000
Stock Issued During Period Shares Combination		9,864,811	9,864,811
Stock Issued During Period Shares Previous Issues		3,000	3,000
Shareholders Loan Agreement Amount Business Combination		$ 2,775,000	27,459,245